Property and equipment, net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 25,586		¥ 15,354
Less: Accumulated depreciation	(14,294)		(8,785)
Property and equipment, net	11,292	$ 1,576	6,569
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	7,790		8,032
Computer and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	8,323		7,234
Molds [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	9,111		88
Other [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	¥ 362